--------------------------------------------------------------------------------

                       DIMENSIONAL INVESTMENT GROUP INC.

                      DFA INTERNATIONAL VALUE PORTFOLIO II

                                 ANNUAL REPORT

                          YEAR ENDED NOVEMBER 30, 2001

                     -------------------------------------

                       DIMENSIONAL INVESTMENT GROUP INC.

                      DFA INTERNATIONAL VALUE PORTFOLIO II
                                 ANNUAL REPORT

                               TABLE OF CONTENTS

                                                               PAGE
                                                              -------
DIMENSIONAL INVESTMENT GROUP INC.
    Performance Chart.......................................        1
    Management's Discussion and Analysis....................        2
    Statement of Assets and Liabilities.....................        3
    Statement of Operations.................................        4
    Statements of Changes in Net Assets.....................        5
    Financial Highlights....................................        6
    Notes to Financial Statements...........................      7-8
    Report of Independent Certified Public Accountants......        9

THE DFA INVESTMENT TRUST COMPANY -- THE DFA INTERNATIONAL
 VALUE SERIES
    Performance Chart.......................................       10
    Schedule of Investments.................................    11-16
    Statement of Assets and Liabilities.....................       17
    Statement of Operations.................................       18
    Statements of Changes in Net Assets.....................       19
    Financial Highlights....................................       20
    Notes to Financial Statements...........................    21-23
    Report of Independent Certified Public Accountants......       24

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                       DIMENSIONAL INVESTMENT GROUP INC.

                               PERFORMANCE CHART

--------------------------------------------------------------------------------
DFA INTERNATIONAL VALUE PORTFOLIO II VS.
MSCI EAFE INDEX (NET DIVIDENDS)
SEPTEMBER 1994-NOVEMBER 2001

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

GROWTH OF $10,000

         DFA INTERNATIONAL VALUE PORTFOLIO II  MSCI EAFE INDEX (NET DIVIDENDS)
                                      $10,000                          $10,000
Sep. 94                                $9,650                           $9,685
Oct. 94                               $10,050                          $10,008
Nov. 94                                $9,517                           $9,526
Dec. 94                                $9,572                           $9,586
Jan. 95                                $9,190                           $9,218
Feb. 95                                $9,170                           $9,192
Mar. 95                                $9,703                           $9,765
Apr. 95                               $10,004                          $10,132
May 95                                 $9,944                          $10,012
Jun. 95                                $9,834                           $9,835
Jul. 95                               $10,387                          $10,448
Aug. 95                               $10,025                          $10,050
Sep. 95                               $10,085                          $10,246
Oct. 95                                $9,885                           $9,970
Nov. 95                               $10,150                          $10,248
Dec. 95                               $10,639                          $10,660
Jan. 96                               $10,741                          $10,704
Feb. 96                               $10,802                          $10,741
Mar. 96                               $10,956                          $10,969
Apr. 96                               $11,374                          $11,289
May 96                                $11,262                          $11,081
Jun. 96                               $11,292                          $11,143
Jul. 96                               $10,986                          $10,818
Aug. 96                               $11,036                          $10,841
Sep. 96                               $11,221                          $11,130
Oct. 96                               $11,109                          $11,016
Nov. 96                               $11,598                          $11,455
Dec. 96                               $11,451                          $11,307
Jan. 97                               $11,065                          $10,911
Feb. 97                               $11,159                          $11,090
Mar. 97                               $11,191                          $11,130
Apr. 97                               $11,128                          $11,189
May 97                                $11,974                          $11,917
Jun. 97                               $12,485                          $12,574
Jul. 97                               $12,652                          $12,778
Aug. 97                               $11,827                          $11,823
Sep. 97                               $12,255                          $12,485
Oct. 97                               $11,608                          $11,526
Nov. 97                               $11,117                          $11,409
Dec. 97                               $11,075                          $11,508
Jan. 98                               $11,734                          $12,034
Feb. 98                               $12,512                          $12,807
Mar. 98                               $13,052                          $13,201
Apr. 98                               $13,096                          $13,305
May 98                                $13,215                          $13,240
Jun. 98                               $13,085                          $13,341
Jul. 98                               $13,225                          $13,476
Aug. 98                               $11,497                          $11,806
Sep. 98                               $10,870                          $11,445
Oct. 98                               $11,961                          $12,637
Nov. 98                               $12,481                          $13,284
Dec. 98                               $12,724                          $13,809
Jan. 99                               $12,467                          $13,768
Feb. 99                               $12,144                          $13,440
Mar. 99                               $12,891                          $14,000
Apr. 99                               $13,660                          $14,567
May 99                                $12,958                          $13,817
Jun. 99                               $13,539                          $14,356
Jul. 99                               $14,029                          $14,782
Aug. 99                               $14,162                          $14,837
Sep. 99                               $14,217                          $14,987
Oct. 99                               $14,151                          $15,541
Nov. 99                               $14,105                          $16,081
Dec. 99                               $14,802                          $17,525
Jan. 00                               $13,658                          $16,412
Feb. 00                               $13,311                          $16,853
Mar. 00                               $14,051                          $17,507
Apr. 00                               $13,682                          $16,586
May 00                                $13,947                          $16,182
Jun. 00                               $14,907                          $16,814
Jul. 00                               $14,421                          $16,110
Aug. 00                               $14,548                          $16,250
Sep. 00                               $14,120                          $15,459
Oct. 00                               $14,015                          $15,094
Nov. 00                               $13,992                          $14,528
Dec. 00                               $14,769                          $15,044
Jan. 01                               $14,795                          $15,036
Feb. 01                               $14,340                          $13,908
Mar. 01                               $13,470                          $12,981
Apr. 01                               $14,176                          $13,883
May 01                                $14,062                          $13,393
Jun. 01                               $13,798                          $12,845
Jul. 01                               $13,508                          $12,611
Aug. 01                               $13,709                          $12,292
Sep. 01                               $11,956                          $11,047
Oct. 01                               $12,031                          $11,330
Nov. 01                               $12,460                          $11,738

         ANNUALIZED                  ONE          FIVE         FROM
         TOTAL RETURN (%)            YEAR        YEARS    SEPTEMBER 1994
         ---------------------------------------------------------------
                                    -10.95        1.44         3.08

- THE PORTFOLIO INVESTS IN THE DFA INTERNATIONAL VALUE SERIES OF THE DFA INVESTMENT TRUST COMPANY WHICH IN TURN INVESTS IN COMPANIES WITH MARKET CAPITALIZATION OF AT LEAST $800 MILLION AND BOOK-TO-MARKET RATIOS IN THE UPPER 30% OF LARGE PUBLICLY TRADED NON-U.S. COMPANIES. COUNTRY WEIGHTINGS REFLECT THE MSCI EAFE INDEX MARKET CAPITALIZATION WEIGHT.

Past performance is not predictive of future performance.

Performance periods less than one-, five-, or ten-years calculated from the first full month after inception.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI EAFE Index (net dividends) courtesy of Morgan Stanley Capital
International.

--------------------------------------------------------------------------------

                       DIMENSIONAL INVESTMENT GROUP INC.

                      MANAGEMENT'S DISCUSSION AND ANALYSIS

INTERNATIONAL EQUITY MARKET REVIEW         TWELVE MONTHS ENDED NOVEMBER 30, 2001

    Global equity markets were generally weak for the twelve months ended November 30, 2001: prices fell in nine of the ten largest country constituents of the MSCI EAFE Index. Expressed in local currency terms, losses exceeded 20% in six of the ten largest markets. Net returns for U.S. dollar-based investors were enhanced by modest strength in the euro, Swiss franc and British pound, and diminished by weakness in the Australian dollar, Japanese yen, and Swedish krona. The combined result was a minor drag on returns for U.S. dollar-based investors: total return for the MSCI EAFE Index (net dividends) was -18.21% in local currency and -19.14% in U.S. dollars.

                     TOTAL RETURNS FOR 12 MONTHS ENDED NOVEMBER 30, 2001
                     ---------------------------------------------------
                                                                  LOCAL
                                                                 CURRENCY       U.S. DOLLAR
TEN LARGEST DEVELOPED MARKETS                                     RETURN           RETURN
-----------------------------                                    --------       -----------
United Kingdom..............................................          -10.83%          -10.31%
Japan.......................................................          -20.84%          -28.77%
France......................................................          -20.80%          -18.53%
Germany.....................................................          -20.12%          -17.87%
Switzerland.................................................          -19.80%          -15.47%
Netherlands.................................................          -21.85%          -19.64%
Italy.......................................................          -27.51%          -25.43%
Australia...................................................            6.32%            5.17%
Spain.......................................................           -6.02%           -3.34%
Sweden......................................................          -21.72%          -26.50%

--------------

Source: Morgan Stanley Capital International

    Mirroring the U.S. experience, large company growth stocks were the poorest-performing asset class in international markets, while small company stocks had the best relative results.

     TOTAL RETURNS FOR 12 MONTHS ENDED NOVEMBER 30, 2001 (U.S. DOLLARS)
     ------------------------------------------------------------------
                                                                   TOTAL
INDEX                                                             RETURNS
-----                                                         ---------------
MSCI EAFE Small Cap Index (price only)......................          -11.74%
Salomon Extended Market Index -- EPAC (small companies).....          -13.01%
MSCI EAFE Value Index (net dividends).......................          -14.83%
MSCI EAFE Index (net dividends).............................          -19.14%
MSCI EAFE Growth Index (net dividends)......................          -23.59%

DFA INTERNATIONAL VALUE PORTFOLIO II

    The DFA International Value Portfolio II seeks to capture the returns of international large company value stocks by purchasing shares of The DFA International Value Series of The DFA Investment Trust Company (the "Master Fund") that invests in such stocks. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to large cap value stocks, but does not attempt to closely track a specific equity index. The Master Fund held 511 stocks in twenty-one developed-country markets, as of November 30, 2001, and was essentially fully invested in equities throughout the preceding twelve-month period: cash equivalents averaged less than 1.5% of the Master Fund's assets.

    As a result of the DFA International Value Portfolio II's diversified approach, performance was principally determined by broad structural trends in global equity markets, rather than the behavior of a limited number of stocks. For the twelve-month period ended November 30, 2001, value stocks outperformed growth stocks in international markets, mirroring a trend observed in the United States. Total returns were -19.14% for the MSCI EAFE Index (net dividends), -23.59% for the MSCI EAFE Growth Index (net dividends) and -14.83% for the MSCI EAFE Value Index (net dividends). Total return for the DFA International Value Portfolio II over this period was -10.95%.

                       DIMENSIONAL INVESTMENT GROUP INC.

                      DFA INTERNATIONAL VALUE PORTFOLIO II

                      STATEMENT OF ASSETS AND LIABILITIES

                               NOVEMBER 30, 2001
                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)

ASSETS:
Investment in The DFA International Value Series of The DFA
  Investment Trust Company (3,556,991 Shares, Cost
  $37,286)++ at Value.......................................  $   36,103
Receivable for Fund Shares Sold.............................          23
Prepaid Expenses and Other Assets...........................          11
                                                              ----------
    Total Assets............................................      36,137
                                                              ----------

LIABILITIES:
Payable for Investment Securities Purchased.................          23
Accrued Expenses and Other Liabilities......................           7
                                                              ----------
    Total Liabilities.......................................          30
                                                              ----------

NET ASSETS..................................................  $   36,107
                                                              ==========

SHARES OUTSTANDING, $.01 PAR VALUE
  (Authorized 200,000,000)..................................   3,653,589
                                                              ==========

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE....  $     9.88
                                                              ==========

NET ASSETS CONSIST OF:
Paid-in Capital.............................................  $   38,654
Accumulated Net Investment Income (Loss)....................         789
Accumulated Net Realized Gain (Loss)........................      (2,153)
Unrealized Appreciation (Depreciation) of Investment
  Securities................................................      (1,183)
                                                              ----------
    Total Net Assets........................................  $   36,107
                                                              ==========

--------------

++ The cost for federal income tax purposes is $41,009.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                      DFA INTERNATIONAL VALUE PORTFOLIO II

                            STATEMENT OF OPERATIONS

                      FOR THE YEAR ENDED NOVEMBER 30, 2001

                             (AMOUNTS IN THOUSANDS)

INVESTMENT INCOME
    Income Distributions Received from The DFA Investment
     Trust Company..........................................         $   969
                                                                     -------

EXPENSES
    Administrative Services.................................               4
    Accounting & Transfer Agent Fees........................               8
    Shareholder Services....................................              41
    Legal Fees..............................................               3
    Filing Fees.............................................              13
    Shareholders' Reports...................................              20
    Other...................................................               1
                                                                     -------
        Total Expenses......................................              90
                                                                     -------
    NET INVESTMENT INCOME (LOSS)............................             879
                                                                     -------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT
  SECURITIES
    Capital Gain Distributions Received from The DFA
     Investment Trust Company...............................           1,502
    Net Realized Gain (Loss) on Investment Securities
     Sold...................................................          (1,575)
    Change in Unrealized Appreciation (Depreciation) of
     Investment Securities..................................          (5,110)
                                                                     -------

    NET GAIN (LOSS) ON INVESTMENT SECURITIES................          (5,183)
                                                                     -------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS................................................         $(4,304)
                                                                     =======

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                      DFA INTERNATIONAL VALUE PORTFOLIO II

                      STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                                                       YEAR           YEAR
                                                                      ENDED          ENDED
                                                                     NOV. 30,       NOV. 30,
                                                                       2001           2000
                                                                     --------       --------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)..............................         $    879       $    816
  Capital Gain Distributions Received from The DFA
    Investment Trust Company................................            1,502          2,642
  Net Realized Gain (Loss) on Investment Securities Sold....           (1,575)          (537)
  Change in Unrealized Appreciation (Depreciation) of
    Investment Securities...................................           (5,110)        (3,275)
                                                                     --------       --------
        Net Increase (Decrease) in Net Assets Resulting from
          Operations........................................           (4,304)          (354)
                                                                     --------       --------

Distributions From:
  Net Investment Income.....................................             (844)          (843)
  Net Realized Gains........................................           (2,759)          (732)
                                                                     --------       --------
        Total Distributions.................................           (3,603)        (1,575)
                                                                     --------       --------
Capital Share Transactions (1):
  Shares Issued.............................................           47,382         28,232
  Shares Issued in Lieu of Cash Distributions...............            3,603          1,575
  Shares Redeemed...........................................          (49,406)       (28,656)
                                                                     --------       --------
        Net Increase (Decrease) from Capital Share
          Transactions......................................            1,579          1,151
                                                                     --------       --------
        Total Increase (Decrease)...........................           (6,328)          (778)
NET ASSETS
    Beginning of Period.....................................           42,435         43,213
                                                                     --------       --------
    End of Period...........................................         $ 36,107       $ 42,435
                                                                     ========       ========

(1) SHARES ISSUED AND REDEEMED:
    Shares Issued...........................................            4,342          2,307
    Shares Issued in Lieu of Cash Distributions.............              319            127
    Shares Redeemed.........................................           (4,513)        (2,345)
                                                                     --------       --------
                                                                          148             89
                                                                     ========       ========

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                      DFA INTERNATIONAL VALUE PORTFOLIO II

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                      YEAR           YEAR           YEAR           YEAR           YEAR
                                                      ENDED          ENDED          ENDED          ENDED          ENDED
                                                    NOV. 30,       NOV. 30,       NOV. 30,       NOV. 30,       NOV. 30,
                                                      2001           2000           1999           1998           1997
                                                    ---------      ---------      ---------      ---------      ---------
Net Asset Value, Beginning of Period..............   $ 12.10        $ 12.65        $ 11.55        $ 10.65        $ 11.36
                                                     -------        -------        -------        -------        -------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)....................      0.24           0.23           0.28           0.26           0.17
  Net Gains (Losses) on Securities (Realized and
    Unrealized)...................................     (1.43)         (0.32)          1.17           0.99          (0.63)
                                                     -------        -------        -------        -------        -------
  Total from Investment Operations................     (1.19)         (0.09)          1.45           1.25          (0.46)
                                                     -------        -------        -------        -------        -------
LESS DISTRIBUTIONS
  Net Investment Income...........................     (0.24)         (0.25)         (0.24)         (0.22)         (0.15)
  Net Realized Gains..............................     (0.79)         (0.21)         (0.11)         (0.13)         (0.10)
                                                     -------        -------        -------        -------        -------
  Total Distributions.............................     (1.03)         (0.46)         (0.35)         (0.35)         (0.25)
                                                     -------        -------        -------        -------        -------
Net Asset Value, End of Period....................   $  9.88        $ 12.10        $ 12.65        $ 11.55        $ 10.65
                                                     =======        =======        =======        =======        =======
Total Return......................................    (10.94)%        (0.80)%        13.03%         12.25%         (4.15)%

Net Assets, End of Period (thousands).............   $36,107        $42,435        $43,213        $36,824        $37,610
Ratio of Expenses to Average Net Assets (1) ......      0.51%          0.53%          0.50%          0.55%          0.63%
Ratio of Expenses to Average Net Assets (excluding
  waivers and assumption of expenses) (1) ........      0.51%          0.53%          0.50%          0.55%          0.58%
Ratio of Net Investment Income to Average
  Net Assets......................................      2.17%          1.87%          2.31%          2.01%          1.63%
Ratio of Net Investment Income to Average
  Net Assets (excluding waivers and assumption
  of expenses)....................................      2.17%          1.87%          2.31%          2.01%          1.68%
Portfolio Turnover Rate...........................       N/A            N/A            N/A            N/A            N/A
Portfolio Turnover Rate of Master Fund Series ....         6%             9%             6%            15%            23%

--------------

(1) Represents the combined ratio for the Portfolio and its respective pro-rata share of its Master Fund Series.

N/A Refer to the respective Master Fund Series.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.
                         NOTES TO FINANCIAL STATEMENTS

A. ORGANIZATION:

    Dimensional Investment Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund currently offers twenty-two portfolios, of which the DFA International Value Portfolio II (the "Portfolio") is presented in this report.

    The Portfolio invests all of its assets in The DFA International Value Series (the "Series") a corresponding series of The DFA Investment Trust Company. At November 30, 2001, the Portfolio owned 3% of the outstanding shares of the Series. The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Portfolio.

B. SIGNIFICANT ACCOUNTING POLICIES:

    The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America for investment companies. Such policies are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

    1. SECURITY VALUATION: The shares of the Series held by the Portfolio are valued at its respective daily net asset value.

    2. FEDERAL INCOME TAXES: It is the Portfolio's intention to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income tax is required in the financial statements.

    3. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Costs used in determining realized gains and losses on the sale of investment securities are those of specific securities sold. Dividend income and distributions to shareholders are recorded on the ex-dividend date. The components of net assets may be adjusted for current period permanent book/tax differences which arose principally from differing book/tax treatments of net short-term capital gain distributions from The DFA Investment Trust Company and/or foreign currency and foreign taxes on capital gains. Expenses directly attributable to the Portfolio or to the Series are directly charged. Common expenses are allocated using methods approved by the Board of Directors.

C. INVESTMENT ADVISOR:

    Dimensional Fund Advisors Inc. ("DFA" or the "Advisor") provides administrative services to the Portfolio, including supervision of services provided by others, providing information to the shareholders and to the Board of Directors, and other administrative services. The Advisor provides investment advisory services to the Series. For the year ended November 30, 2001, the Portfolio's administrative fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.01 of 1%.

    Certain officers of the Portfolio are also officers, directors and shareholders of the Advisor.

    The Advisor has agreed to waive its fees and reimburse the Portfolio to the extent necessary to keep the annual combined expenses of the Portfolio and its respective Master Fund to not more than 0.75% of average daily net assets on an annualized basis. Annualized expenses are those expenses incurred in any period consisting of twelve consecutive months. At November 30, 2001, there were no previously waived fees subject to future reimbursement to the Advisor.

    In addition, pursuant to an agreement with a certain Shareholder Service Agent, the Portfolio pays to such agent a fee at the effective annual rate of
 .10% of its average daily net assets.

D. INVESTMENTS:

    At November 30, 2001, gross unrealized appreciation and depreciation for federal income tax purposes of investment securities was as follows (amounts in thousands):

Gross Unrealized Appreciation...............................       --
Gross Unrealized Depreciation...............................  $(4,906)
                                                              -------
    Net.....................................................  $(4,906)
                                                              =======

E. LINE OF CREDIT:

    The Fund, together with other DFA-advised portfolios, has entered into a $50 million unsecured line of credit with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million, as long as total borrowings under the line of credit do not exceed $50 million in the aggregate. Borrowings under the line are charged interest at the current overnight federal funds rate plus a variable rate determined at the date of borrowing. Each portfolio is individually, and not jointly liable for its particular advances under the line. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires in June 2002. There were no borrowings under the line of credit by the Portfolio during the year ended November 30, 2001.

    The Fund, together with other DFA-advised portfolios, has also entered into an additional $25 million unsecured line of credit with its international custodian bank. Each portfolio is permitted to borrow, subject to investment limitations, up to a maximum of $25 million, as long as total borrowings under the line of credit do not exceed $25 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused line of credit. The agreement of the line of credit expires in April 2002. There were no borrowings under the line of credit with the international custodian bank for the year ended November 30, 2001.

               REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

TO THE SHAREHOLDERS OF THE PORTFOLIO AND BOARD OF DIRECTORS OF
DIMENSIONAL INVESTMENT GROUP INC.

In our opinion, the accompanying statement of assets and liabilities, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of DFA International Value Portfolio II (one of the portfolios constituting Dimensional Investment Group Inc., hereafter referred to as the "Portfolio") at November 30, 2001, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2001 by correspondence with the transfer agent of the investee fund, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Fort Lauderdale, Florida
January 16, 2002

                        THE DFA INVESTMENT TRUST COMPANY

                               PERFORMANCE CHART

--------------------------------------------------------------------------------
THE DFA INTERNATIONAL VALUE SERIES VS.
MSCI EAFE INDEX (NET DIVIDENDS)
MARCH 1994-NOVEMBER 2001

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

GROWTH OF $10,000

         DFA INTERNATIONAL VALUE SERIES  MSCI EAFE INDEX (NET DIVIDENDS)
                                $10,000                          $10,000
Mar. 94                          $9,733                           $9,569
Apr. 94                         $10,060                           $9,975
May 94                          $10,119                           $9,918
Jun. 94                         $10,239                          $10,058
Jul. 94                         $10,438                          $10,155
Aug. 94                         $10,598                          $10,396
Sep. 94                         $10,228                          $10,068
Oct. 94                         $10,658                          $10,404
Nov. 94                         $10,099                           $9,903
Dec. 94                         $10,159                           $9,966
Jan. 95                          $9,757                           $9,583
Feb. 95                          $9,736                           $9,556
Mar. 95                         $10,312                          $10,152
Apr. 95                         $10,633                          $10,533
May 95                          $10,573                          $10,408
Jun. 95                         $10,463                          $10,225
Jul. 95                         $11,052                          $10,862
Aug. 95                         $10,676                          $10,448
Sep. 95                         $10,740                          $10,652
Oct. 95                         $10,536                          $10,365
Nov. 95                         $10,826                          $10,653
Dec. 95                         $11,351                          $11,083
Jan. 96                         $11,464                          $11,128
Feb. 96                         $11,537                          $11,166
Mar. 96                         $11,698                          $11,404
Apr. 96                         $12,154                          $11,736
May 96                          $12,040                          $11,520
Jun. 96                         $12,083                          $11,584
Jul. 96                         $11,760                          $11,246
Aug. 96                         $11,811                          $11,271
Sep. 96                         $12,019                          $11,570
Oct. 96                         $11,904                          $11,452
Nov. 96                         $12,434                          $11,908
Dec. 96                         $12,271                          $11,755
Jan. 97                         $11,861                          $11,343
Feb. 97                         $11,969                          $11,529
Mar. 97                         $12,013                          $11,571
Apr. 97                         $11,948                          $11,632
May 97                          $12,855                          $12,389
Jun. 97                         $13,413                          $13,072
Jul. 97                         $13,598                          $13,284
Aug. 97                         $12,706                          $12,291
Sep. 97                         $13,174                          $12,980
Oct. 97                         $12,483                          $11,983
Nov. 97                         $11,955                          $11,861
Dec. 97                         $11,907                          $11,964
Jan. 98                         $12,627                          $12,511
Feb. 98                         $13,456                          $13,314
Mar. 98                         $14,051                          $13,724
Apr. 98                         $14,095                          $13,832
May 98                          $14,227                          $13,764
Jun. 98                         $14,089                          $13,869
Jul. 98                         $14,245                          $14,009
Aug. 98                         $12,382                          $12,273
Sep. 98                         $11,716                          $11,898
Oct. 98                         $12,883                          $13,138
Nov. 98                         $13,448                          $13,810
Dec. 98                         $13,711                          $14,356
Jan. 99                         $13,439                          $14,313
Feb. 99                         $13,099                          $13,972
Mar. 99                         $13,906                          $14,555
Apr. 99                         $14,732                          $15,144
May 99                          $13,985                          $14,364
Jun. 99                         $14,616                          $14,924
Jul. 99                         $15,144                          $15,368
Aug. 99                         $15,292                          $15,425
Sep. 99                         $15,347                          $15,580
Oct. 99                         $15,278                          $16,157
Nov. 99                         $15,231                          $16,717
Dec. 99                         $15,983                          $18,219
Jan. 00                         $14,752                          $17,062
Feb. 00                         $14,383                          $17,521
Mar. 00                         $15,182                          $18,201
Apr. 00                         $14,787                          $17,243
May 00                          $15,071                          $16,822
Jun. 00                         $16,121                          $17,480
Jul. 00                         $15,597                          $16,748
Aug. 00                         $15,735                          $16,894
Sep. 00                         $15,280                          $16,071
Oct. 00                         $15,167                          $15,692
Nov. 00                         $15,155                          $15,103
Dec. 00                         $15,996                          $15,639
Jan. 01                         $16,021                          $15,631
Feb. 01                         $15,539                          $14,459
Mar. 01                         $14,591                          $13,495
Apr. 01                         $15,360                          $14,433
May 01                          $15,244                          $13,923
Jun. 01                         $14,954                          $13,354
Jul. 01                         $14,650                          $13,111
Aug. 01                         $14,861                          $12,779
Sep. 01                         $12,966                          $11,484
Oct. 01                         $13,046                          $11,778
Nov. 01                         $13,523                          $12,202

         ANNUALIZED                  ONE          FIVE       FROM
         TOTAL RETURN (%)            YEAR        YEARS    MARCH 1994
         -----------------------------------------------------------
                                    -10.77        1.69       3.97

- THE SERIES INVESTS IN COMPANIES WITH MARKET CAPITALIZATION OF AT LEAST $800 MILLION AND BOOK-TO-MARKET RATIOS IN THE UPPER 30% OF LARGE PUBLICLY TRADED NON-U.S. COMPANIES. COUNTRY WEIGHTINGS REFLECT THE MSCI EAFE INDEX MARKET CAPITALIZATION WEIGHT.

Past performance is not predictive of future performance.

Performance periods less than one-, five-, or ten-years calculated from the first full month after inception.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI EAFE Index (net dividends) courtesy of Morgan Stanley Capital
International.

--------------------------------------------------------------------------------

                       THE DFA INTERNATIONAL VALUE SERIES

                            SCHEDULE OF INVESTMENTS

                               NOVEMBER 30, 2001

                                                            SHARES             VALUE+
                                                            ------             ------
UNITED KINGDOM -- (22.3%)
COMMON STOCKS -- (22.2%)
 3I Group P.L.C........................................       98,143   $    1,221,871
 *AWG P.L.C............................................      151,281        1,186,585
 Abbey National P.L.C..................................      193,192        2,694,510
 Aggregate Industries P.L.C............................    1,376,254        1,609,401
 Alliance & Leicester P.L.C............................      348,000        3,786,654
 Allied Domecq P.L.C...................................      749,994        4,059,022
 Antofagasta Holdings P.L.C............................      256,000        1,872,876
 Arriva P.L.C..........................................      125,700          555,711
 Associated British Foods P.L.C........................      770,096        5,633,964
 Associated British Ports Holdings P.L.C...............      375,400        2,118,688
 BAA P.L.C.............................................    1,135,250        9,560,117
 BG Group P.L.C........................................    2,666,548       10,039,339
 BOC Group P.L.C.......................................      151,639        2,296,610
 BPB P.L.C.............................................      458,500        1,879,875
 Barclays P.L.C........................................      154,372        4,733,243
 Barratt Developments P.L.C............................      226,000        1,195,733
 Berkeley Group P.L.C..................................      124,712        1,127,585
 Bodycote International P.L.C..........................      210,360          685,490
 Britannic P.L.C.......................................      190,600        2,184,040
 British Airways P.L.C.................................    1,028,331        2,984,346
 British Land Co. P.L.C................................      502,381        3,360,144
 Brixton Estate P.L.C..................................      235,685          751,210
 CGU P.L.C.............................................    1,977,423       23,561,224
 Cable and Wireless P.L.C..............................       96,700          455,429
 *Canary Wharf Group P.L.C.............................      468,000        3,030,076
 Chelsfield P.L.C......................................      241,178          992,282
 *Colt Telecom Group PLC...............................       97,000          191,590
 Cookson Group P.L.C...................................      701,120          794,898
 *Corus Group P.L.C....................................    3,039,927        2,904,623
 Debenhams P.L.C.......................................      316,891        1,717,297
 *Energis P.L.C........................................      239,000          243,700
 Enterprise Oil P.L.C..................................      354,000        2,150,625
 Great Portland Estates P.L.C..........................      118,365          405,122
 Great Universal Stores P.L.C..........................      819,700        7,306,119
 HBOS P.L.C............................................      130,000        1,529,499
 HSBC Holdings P.L.C...................................       84,764        1,021,457
 Hammerson P.L.C.......................................      280,000        1,830,835
 Hanson P.L.C..........................................      599,300        4,036,157
 Hilton Group P.L.C....................................    1,251,117        3,746,873
 IMI P.L.C.............................................       24,000           83,855
 Independent Insurance Group P.L.C.....................      130,000                0
 Innogy Holdings PLC...................................      555,400        1,578,178
 *International Power P.L.C............................      755,400        2,232,664
 Johnson Matthey P.L.C.................................      180,811        2,498,621
 Kelda Group P.L.C.....................................      161,510          788,881
 Lattice Group P.L.C...................................    2,666,548        5,780,226
 Liberty International P.L.C...........................      282,297        1,972,669
 Luminar P.L.C.........................................       15,000          191,134
 MFI Furniture Group P.L.C.............................      350,900          710,597
 Marks & Spencer P.L.C.................................    1,975,763        9,819,501
 Mersey Docks & Harbour Co. P.L.C......................       53,050          423,667
 Millennium and Copthorne Hotels P.L.C.................      274,000        1,068,710
 Northern Foods P.L.C..................................      433,000          991,094
 Northern Rock P.L.C...................................      344,000        2,835,555
 Novar P.L.C...........................................      498,245          859,766
                                                            SHARES             VALUE+
                                                            ------             ------

 P & 0 Princess Cruises P.L.C..........................      504,373   $    2,625,406
 Peninsular & Oriental Steam Navigation Co.............      690,498        2,449,499
 Pennon Group P.L.C....................................       51,040          436,731
 Pilkington P.L.C......................................    1,213,382        1,877,496
 Powergen P.L.C........................................      572,754        6,056,631
 RMC Group P.L.C.......................................      257,000        2,290,683
 Railtrack Group P.L.C.................................      370,742        1,480,409
 Rank Group P.L.C......................................      793,530        2,591,496
 Rexam P.L.C...........................................      447,639        2,381,160
 Rio Tinto P.L.C.......................................      517,315        9,701,360
 Rolls-Royce P.L.C.....................................    1,039,229        2,412,037
 Royal & Sun Alliance Insurance Group P.L.C............    1,616,223        9,231,146
 Royal Bank of Scotland Group P.L.C....................      203,111        4,706,939
 Safeway P.L.C.........................................    1,136,278        4,966,688
 Sainsbury (J.) P.L.C..................................    1,759,839        9,034,981
 Scottish & Newcastle P.L.C............................      610,585        4,397,333
 Seibe P.L.C...........................................        3,802            5,341
 Severn Trent P.L.C....................................      210,597        2,063,292
 Signet Group P.L.C....................................      803,000        1,013,469
 Six Continents P.L.C..................................      741,870        7,511,695
 Slough Estates P.L.C..................................      443,200        2,054,163
 Smith (W.H.) P.L.C....................................      203,000        1,412,758
 Spirent P.L.C.........................................      129,000          303,547
 Stagecoach Holdings P.L.C.............................    1,337,606        1,201,768
 Tate & Lyle P.L.C.....................................      469,100        2,261,174
 Taylor Woodrow P.L.C..................................      573,251        1,295,764
 *Telewest Communications P.L.C........................      396,000          364,256
 Tesco P.L.C...........................................    4,001,409       13,723,972
 Thistle Hotels P.L.C..................................      466,707          762,082
 Trinity P.L.C.........................................      183,450        1,122,346
 Unilever P.L.C........................................      400,000        3,231,556
 United Utilities P.L.C................................      265,595        2,397,593
 Waste Recycling Group P.L.C...........................      133,875          889,687
 Whitbread P.L.C.......................................      325,864        2,497,852
 Wilson Bowden P.L.C...................................       96,900        1,041,259
 Wimpey (George) P.L.C.................................      360,900          949,588
 Wolseley P.L.C........................................      489,076        3,511,783
 XANSA P.L.C...........................................      245,848        1,148,232
                                                                       --------------
TOTAL COMMON STOCKS
  (Cost $258,986,213)..................................                   270,693,110
                                                                       --------------
INVESTMENT IN CURRENCY -- (0.1%)
 *British Pound Sterling
   (Cost $1,733,651)...................................                     1,744,300
                                                                       --------------
TOTAL -- UNITED KINGDOM
  (Cost $260,719,864)..................................                   272,437,410
                                                                       --------------
JAPAN -- (21.1%)
COMMON STOCKS -- (21.1%)
 AIOI Insurance Co., Ltd...............................      928,735        1,968,878
 #Aisin Seiki Co., Ltd.................................      137,000        1,475,539
 Alps Electric Co., Ltd................................        8,000           54,583
 Amada Co., Ltd........................................      376,000        1,749,964
 Aomori Bank, Ltd......................................      170,000          648,983
 Aoyama Trading Co., Ltd...............................       41,100          423,633
 *Asahi Bank, Ltd......................................      426,000          335,636
 Autobacs Seven Co., Ltd...............................       10,300          259,350

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

                                                            SHARES             VALUE+
                                                            ------             ------
 Awa Bank, Ltd.........................................      196,600   $      859,117
 #Bank of Kyoto, Ltd...................................      347,400        1,481,411
 #Bank of Nagoya, Ltd..................................      185,000          955,686
 #Bank of Yokohama, Ltd................................      978,000        3,288,711
 Brother Industries, Ltd...............................       43,000          129,577
 Canon Sales Co., Inc..................................      124,900          943,478
 Casio Computer Co., Ltd...............................       60,000          314,826
 Chiba Bank, Ltd.......................................      941,000        3,095,503
 Chudenko Corp.........................................       84,460        1,296,580
 Chugoku Bank, Ltd.....................................      238,800        1,551,711
 #Chuo Mitsui Trust & Banking Co., Ltd.................       81,000           83,556
 #Citizen Watch Co., Ltd...............................      318,000        1,673,743
 Coca-Cola West Japan Co., Ltd.........................        7,000          139,584
 #Cosmo Oil Co., Ltd...................................      764,000        1,359,014
 Dai Nippon Printing Co., Ltd..........................       99,000        1,060,636
 Daicel Chemical Industries, Ltd.......................      485,000        1,500,905
 Daido Steel Co., Ltd..................................      126,000          211,850
 *Daiei, Inc...........................................       71,000           68,050
 Daimaru, Inc..........................................       79,000          338,803
 Daishi Bank, Ltd......................................      355,000        1,190,872
 Daito Trust Construction Co., Ltd.....................      180,784        2,834,026
 *Daiwa Bank, Ltd......................................      500,000          422,367
 Daiwa House Industry Co., Ltd.........................      663,000        4,038,884
 Dowa Fire & Marine Insurance Co., Ltd.................      383,000        1,664,329
 Ezaki Glico Co., Ltd..................................      174,600          829,634
 Fuji Photo Film Co., Ltd..............................      355,000       12,225,898
 Fukui Bank, Ltd.......................................      343,000          938,881
 #Fukuoka Bank, Ltd....................................       95,000          358,809
 *Fukuoka City Bank, Ltd...............................      264,532          709,053
 Fukuyama Transporting Co., Ltd........................      266,000          980,898
 Futaba Corp...........................................       16,000          384,029
 #Futaba Industrial Co., Ltd...........................       85,000          859,557
 General Sekiyu KK.....................................       41,110          290,505
 Gunma Bank, Ltd.......................................      146,000          735,243
 Gunze, Ltd............................................       35,000          129,634
 Hachijuni Bank, Ltd...................................       82,000          407,617
 Hankyu Department Stores, Inc.........................       54,000          331,152
 Hanshin Electric Railway Co., Ltd.....................      141,000          344,725
 Heiwa Corp............................................       12,000          178,759
 Higo Bank, Ltd........................................      308,000          940,644
 #Hiroshima Bank, Ltd..................................      593,000        1,998,892
 Hitachi Cable, Ltd....................................       56,000          201,047
 #Hitachi Maxell, Ltd..................................       96,000        1,259,303
 Hitachi Metals, Ltd...................................      360,000        1,125,770
 Hitachi, Ltd..........................................    3,717,000       27,473,913
 Hokkoku Bank, Ltd.....................................      102,000          364,535
 Hokuetsu Paper Mills, Ltd.............................      162,000          838,187
 *Hokuriku Bank, Ltd...................................      891,000        1,071,090
 House Foods Corp......................................      117,000        1,083,371
 #Hyakugo Bank, Ltd. (105th Bank)......................      258,000          972,354
 Hyakujishi Bank, Ltd..................................      314,000        1,741,955
 Ishikawajima-Harima Heavy Industries Co., Ltd.........      180,000          273,401
 Iyo Bank, Ltd.........................................       60,000          321,649
 Izumi Co., Ltd........................................       19,000          217,909
 Japan Airport Terminal Co., Ltd.......................       29,000          234,609
 Joyo Bank, Ltd........................................      245,000          724,359
 Juroku Bank, Ltd......................................      349,000        1,332,324
 Kagoshima Bank, Ltd...................................      266,000          942,008
 #Kajima Corp..........................................      826,000        2,616,563
 Kamigumi Co., Ltd.....................................      357,000        1,493,351
                                                            SHARES             VALUE+
                                                            ------             ------

 Kandenko Co., Ltd.....................................      266,000   $    1,227,203
 Kansai Paint Co., Ltd., Osaka.........................      108,000          240,359
 *Kawasaki Heavy Industries, Ltd.......................      407,000          416,535
 Kikkoman Corp.........................................      259,000        1,554,643
 Kinden Corp...........................................       77,000          397,147
 #Kissei Pharmaceutical Co., Ltd.......................       41,000          599,769
 *Kobe Steel, Ltd......................................    2,632,000        1,111,670
 Kokusai Securities Co., Ltd...........................       41,000          272,410
 Kokuyo Co., Ltd.......................................       38,000          337,666
 Komatsu, Ltd..........................................    1,279,000        4,300,881
 #Komori Corp..........................................       74,000          793,400
 Koyo Seiko Co.........................................      198,000          709,235
 Kubota Corp...........................................      140,000          405,960
 Kuraray Co., Ltd......................................       57,000          372,698
 Kyushu Matsushita Electric Co., Ltd...................       26,000          176,972
 Lion Corp.............................................      325,000        1,232,784
 Makita Corp...........................................      209,000        1,237,543
 *#Marubeni Corp.......................................    1,942,000        1,656,247
 Maruichi Steel Tube, Ltd..............................      117,000        1,281,039
 Matsushita Electric Industrial Co., Ltd...............    1,933,000       25,670,609
 Matsushita-Kotobuki Electronics Industries, Ltd.......       23,000          165,332
 Michinoku Bank, Ltd...................................      187,000        1,014,623
 Mitsubishi Gas Chemical Co., Inc......................      548,000        1,059,361
 Mitsubishi Heavy Industries, Ltd......................      611,000        1,692,319
 Mitsubishi Logistics Corp.............................        3,000           24,660
 Mitsubishi Materials Corp.............................      975,000        1,488,843
 Mitsui Chemicals, Inc.................................      116,800          374,737
 *Mitsui Engineering and Shipbuilding Co., Ltd.........      781,000          907,139
 Mitsui Marine & Fire Insurance Co., Ltd...............       35,000          174,267
 Mori Seiki Co., Ltd...................................      121,000          882,568
 Musashino Bank, Ltd...................................       26,000          880,635
 NGK Spark Plug Co., Ltd...............................       10,000           77,975
 *NKK Corp.............................................    2,612,000        1,569,970
 NTN Corp..............................................      398,000          727,365
 *Namco, Ltd...........................................        5,500          103,642
 #Nanto Bank, Ltd......................................      288,000          860,849
 New Japan Securities Co., Ltd.........................      122,000          207,106
 Nichicon Corp.........................................       12,000          130,511
 Nichido Fire and Marine Insurance Co., Ltd............       20,000          104,292
 Nichirei Corp.........................................      366,000        1,076,158
 Nihon Unisys, Ltd.....................................       10,000           67,091
 Nikko Cordial Corp....................................      340,000        1,795,059
 Nippon COMSYS Corp....................................        6,000           43,276
 Nippon Kayaku Co., Ltd................................       53,000          215,245
 Nippon Meat Packers, Inc., Osaka......................        4,000           41,424
 Nippon Mitsubishi Oil Co..............................    1,863,050        8,580,135
 Nippon Sanso Corp.....................................      367,000          927,071
 Nippon Shokubai Co., Ltd..............................      163,000          710,965
 Nipponkoa Insurance Co., Ltd..........................       45,000          153,880
 #Nishimatsu Construction Co., Ltd.....................      364,000        1,203,323
 #Nishi-Nippon Bank, Ltd...............................       85,540          260,548
 Nissei Sangyo Co., Ltd................................      110,050        1,160,249
 Nisshin Seifun Group, Inc.............................       96,000          620,684
 Nisshinbo Industries, Inc.............................      305,000        1,312,993
 *#Nissho Iwai Corp....................................      544,000          455,117
 Obayashi Corp.........................................      520,000        1,909,099
 Ogaki Kyoritsu Bank, Ltd..............................       50,000          243,267
 Oji Paper Co., Ltd....................................      275,000        1,331,268

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

                                                            SHARES             VALUE+
                                                            ------             ------
 Onward Kashiyama Co., Ltd.............................       26,000   $      274,327
 Pioneer Electronic Corp...............................      117,000        2,822,467
 #Q.P. Corp............................................      168,000        1,484,652
 Rengo Co., Ltd........................................       23,000           54,550
 Rinnai Corp...........................................        5,500           95,825
 Sanyo Shinpan Finance Co., Ltd........................       11,000          296,632
 Sapporo Breweries, Ltd................................       33,000           92,206
 *Sapporo Hokuyo Holdings, Inc.........................           45          188,238
 #Seino Transportation Co., Ltd........................       23,000          106,485
 Sekisui Chemical Co., Ltd.............................      557,000        1,606,091
 #Sekisui House, Ltd...................................      938,000        7,161,719
 Seventy-seven (77) Bank, Ltd..........................       57,000          265,750
 #Shiga Bank, Ltd......................................      272,000          945,582
 Shikoku Bank, Ltd.....................................       32,000          172,846
 Shima Seiki Manufacturing Co., Ltd....................        5,000           87,925
 Shimachu Co., Ltd.....................................       20,200          321,420
 #Shimadzu Corp........................................      181,000          499,855
 Shimizu Corp..........................................      997,000        4,008,546
 Shiseido Co., Ltd.....................................       63,000          610,986
 Shohkoh Fund & Co., Ltd...............................        3,000          325,791
 Showa Shell Sekiyu KK.................................      110,000          712,988
 *#Snow Brand Milk Products Co., Ltd...................      419,000          772,550
 Sumitomo Corp.........................................      430,000        2,354,046
 Sumitomo Forestry Co., Ltd............................      139,000          832,087
 *Sumitomo Metal Industries, Ltd. Osaka................    1,481,000          565,379
 Sumitomo Metal Mining Co., Ltd........................      313,000        1,090,657
 Sumitomo Osaka Cement Co., Ltd........................       64,000          102,928
 Sumitomo Realty & Development Co., Ltd................      488,000        2,778,590
 Sumitomo Rubber.......................................       22,000          105,251
 Sumitomo Trust & Banking Co., Ltd.....................       21,000          103,707
 Suzuken Co., Ltd......................................        7,000          121,958
 Taiheiyo Cement Corp..................................    1,209,800        1,876,867
 #Taisei Corp..........................................    1,325,000        3,637,635
 Takashimaya Co., Ltd..................................      214,000        1,350,583
 Tanabe Seiyaku Co., Ltd...............................      167,000        1,535,499
 Teijin, Ltd...........................................      803,000        2,974,178
 Teikoku Oil Co., Ltd..................................      346,000        1,467,010
 Toda Corp.............................................      418,000        1,279,983
 Toho Bank, Ltd........................................      240,000          729,070
 Tokio Marine & Fire Insurance Co., Ltd................       33,000          261,340
 Tokuyama Corp.........................................      248,000          743,301
 Tokyo Style Co., Ltd..................................      133,000        1,155,905
 Toppan Printing Co., Ltd..............................      105,000          959,463
 Toshiba TEC Corp......................................      345,000          879,904
 Tostem Corp...........................................      319,016        4,322,103
 Toto, Ltd.............................................      247,000        1,328,133
 Toyo Seikan Kaisha, Ltd...............................      287,600        3,789,015
 Toyo Suisan Kaisha, Ltd...............................      116,000          943,145
 Toyoda Automatic Loom Works, Ltd......................       14,000          219,127
 Toyota Auto Body Co., Ltd.............................       86,000          935,332
 Toyota Tsusho Corp....................................      314,000        1,290,526
 *#UFJ Holdings, Inc...................................          432        1,431,029
 UNY Co., Ltd..........................................       28,000          306,801
 #Victor Co. of Japan, Ltd.............................      246,000          819,229
 Wacoal Corp...........................................      149,000        1,432,929
 #Yamagata Bank, Ltd...................................      153,700          684,134
 Yamaguchi Bank, Ltd...................................      133,000          876,111
 Yamaha Corp...........................................       60,000          505,866
 Yamatake-Honeywell Co., Ltd...........................       87,000          741,985
                                                            SHARES             VALUE+
                                                            ------             ------

 Yamazaki Baking Co., Ltd..............................       64,000   $      428,865
 Yokogawa Electric Corp................................      337,000        2,734,525
 *Yokohama Rubber Co., Ltd.............................      410,000        1,065,664
                                                                       --------------
TOTAL COMMON STOCKS
  (Cost $381,945,935)..................................                   256,566,520
                                                                       --------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Japanese Yen
   (Cost $62,122)......................................                        62,123
                                                                       --------------
TOTAL -- JAPAN
  (Cost $382,008,057)..................................                   256,628,643
                                                                       --------------
FRANCE -- (11.3%)
COMMON STOCKS -- (11.3%)
 AGF (Assurances Generales de France SA)...............      115,514        5,688,714
 Air Liquide...........................................        7,865        1,101,320
 Alcatel SA............................................       24,150          440,695
 Banque Nationale de Paris.............................      324,843       28,504,695
 *Beghin-Say...........................................       18,900          678,614
 Cie de Saint-Gobain...................................       65,436        9,544,532
 Compagnie Francaise D'Assurance Pour Le Commerce
   Exterieur SA........................................        2,000           99,927
 Credit Lyonnais SA....................................       57,100        1,917,785
 De la Rue Imperiale de Lyon...........................          500          761,090
 #Dior (Christian) SA..................................      124,400        3,817,256
 Eiffage SA............................................        2,277          140,373
 Esso SA...............................................          686           48,832
 Fimalac SA............................................       15,988          551,725
 Fonciere Lyonnaise SA.................................       10,950          261,783
 France Telecom SA.....................................       10,500          414,615
 Gecina SA.............................................        3,400          274,144
 Generale des Establissements Michelin SA Series B.....       87,500        2,862,032
 Groupe Danone.........................................       85,000        9,825,666
 Imerys SA.............................................       11,000        1,068,659
 LaFarge SA............................................       22,230        2,040,235
 Lafarge SA............................................       77,517        6,972,102
 Lagardere SCA.........................................       10,200          422,405
 Lapeyre SA............................................       12,300          518,952
 Pechiney SA Series A..................................       55,475        2,707,139
 Pernod-Ricard SA......................................       38,900        2,873,561
 Peugeot SA............................................      222,900        9,436,357
 #Rallye SA............................................       18,020          814,822
 Remy Cointreau SA.....................................       28,750          669,569
 #SEB SA Prime Fidelite 2002...........................        7,300          397,087
 Seb SA................................................        9,000          474,248
 Societe BIC SA........................................       10,800          357,802
 #Societe des Ciments de Francais......................       24,900        1,053,460
 Societe Financiere Interbail SA.......................       11,550          314,393
 Societe Generale, Paris...............................      281,728       15,337,353
 Suez (ex Suez Lyonnaise des Eaux).....................      150,000        4,532,960
 Thales SA.............................................       69,203        2,478,573
 Total SA..............................................       98,000       12,504,253
 Unibail SA............................................        4,200          215,111
 #Usinor SA............................................      167,800        2,106,477
 Valeo SA..............................................       53,800        2,035,288
 Vivendi Universal SA..................................       25,600        1,310,005
                                                                       --------------
TOTAL COMMON STOCKS
  (Cost $96,824,181)...................................                   137,574,609
                                                                       --------------

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

                                                            SHARES             VALUE+
                                                            ------             ------
RIGHTS/WARRANTS -- (0.0%)
 *Banque Nationale de Paris CVG Rights 07/15/02
   (Cost $226,784).....................................       58,864   $      374,218
                                                                       --------------
TOTAL -- FRANCE
  (Cost $97,050,965)...................................                   137,948,827
                                                                       --------------
GERMANY -- (9.4%)
COMMON STOCKS -- (9.4%)
 Allianz AG............................................       33,120        7,799,430
 BASF AG...............................................      640,050       24,614,663
 BHW Holding AG, Berlin................................      130,000        3,841,264
 *Bankgesellschaft Berlin AG...........................      233,550          560,443
 Bayer AG..............................................      168,100        5,448,703
 Bayerische Vereinsbank AG.............................      290,000        9,412,887
 #Berliner Kraft & Licht Bewag AG......................      177,600        1,971,884
 Commerzbank AG........................................      408,050        7,088,134
 Continental AG........................................       44,100          540,973
 DBV Holding AG........................................       44,000        1,516,807
 DaimlerChrysler AG, Stuttgart.........................       15,400          646,711
 Degussa AG............................................        7,800          195,555
 Deutsche Bank AG......................................      359,305       23,260,464
 Deutsche Lufthansa AG.................................      305,250        4,004,148
 Deutsche Pfandbrief und Hypothekenbank AG, Depfa......       48,400        2,764,922
 FPB Holding AG........................................        5,789          819,506
 Fresenius Medical Care AG.............................       27,600        1,805,286
 Heidelberger Druckmaschinen AG........................        4,200          166,974
 Heidelberger Zement AG, Heidelberg....................       27,170        1,269,922
 #Hochtief AG..........................................       91,150        1,289,527
 Karstadt Quelle AG....................................       70,000        2,538,457
 Linde AG..............................................       76,000        3,266,417
 MAN AG................................................      140,000        2,801,705
 Merck KGAA............................................       58,000        2,124,066
 SCA Hygiene Products AG...............................        3,550          692,918
 ThyssenKrupp AG.......................................      108,750        1,548,258
 Vereins & Westbank AG.................................       73,187        1,834,885
 Volkswagen AG.........................................       15,550          682,250
                                                                       --------------
TOTAL -- GERMANY
  (Cost $118,073,883)..................................                   114,507,159
                                                                       --------------
NETHERLANDS -- (7.5%)
COMMON STOCKS -- (7.5%)
 ABN-AMRO Holding NV...................................    1,431,076       23,257,131
 Buhrmann NV...........................................       84,927          865,376
 DSM NV................................................      129,437        4,612,733
 Fortis (NL)...........................................      573,133       13,373,548
 Ing Groep NV..........................................    1,439,214       37,629,205
 *#Koninklijke KPN NV..................................       43,622          199,202
 Koninklijke Philips Electronics NV....................      392,656       10,723,311
 Koninklijke Vendex KBB NV.............................       12,244          116,869
 NV Holdingsmij de Telegraaf...........................        6,800          105,639
                                                                       --------------
TOTAL COMMON STOCKS
  (Cost $56,380,544)...................................                    90,883,014
                                                                       --------------
RIGHTS/WARRANTS -- (0.0%)
 *Koninklijke KPN NV Rights 12/04/01
   (Cost $0)...........................................       43,622                0
                                                                       --------------
TOTAL -- NETHERLANDS
  (Cost $56,380,544)...................................                    90,883,014
                                                                       --------------
                                                            SHARES             VALUE+
                                                            ------             ------

SWITZERLAND -- (5.8%)
COMMON STOCKS -- (5.8%)
 Baloise-Holding.......................................      272,260   $   24,303,172
 Banque Cantonale Vaudois..............................        5,795        1,177,095
 Ciba Spezialitaetenchemie Holding AG..................        3,100          192,010
 Cie Financiere Richemont AG Series A..................      897,300       17,000,200
 Fischer (Georg) AG, Schaffhausen......................       12,987        2,389,534
 Givaudan SA, Vernier..................................          892          273,538
 Helvetia Patria Holding...............................       21,396        3,404,048
 Intershop Holding AG, Zuerich.........................        5,400        2,787,241
 Jelmoli Holding AG, Zuerich...........................          500          510,083
 Pargesa Holding SA, Geneve............................        1,935        3,795,293
 Rieters Holdings......................................          210           45,907
 #Schindler Holding AG, Hergiswil Partizipsch..........        3,469        4,876,599
 Schweizerische Lebensversicherungs und
   Rentenanstalt.......................................          550          255,831
 Sig Holding AG........................................       40,330        3,477,590
 *UBS AG...............................................       42,000        2,084,965
 Unaxis Holding AG.....................................       14,900        1,506,476
 Zurich Versicherungs-Gesellschaft - Allied AG.........        9,364        2,385,367
                                                                       --------------
TOTAL COMMON STOCKS
  (Cost $54,911,220)...................................                    70,464,949
                                                                       --------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Swiss Francs
   (Cost $13,082)......................................                        13,178
                                                                       --------------
TOTAL -- SWITZERLAND
  (Cost $54,924,302)...................................                    70,478,127
                                                                       --------------
SPAIN -- (3.6%)
COMMON STOCKS -- (3.6%)
 #Aceralia Corporacion Siderurgica SA..................       22,500          344,908
 Acerinox SA...........................................      154,740        4,849,394
 Aurea Concesiones de Infraestructuras del Estado SA...      176,800        3,641,052
 #Autopistas Concesionaria Espanola SA.................      500,301        4,909,743
 Banco Pastor SA.......................................      118,800        1,638,151
 #Cia Espanola de Petroleous SA........................      449,382        5,065,919
 Corporacion Mapfre Compania Internacional de
   Reaseguros SA.......................................      108,900          659,161
 #Ebro Puleva SA.......................................      133,920        1,396,974
 Endesa SA, Madrid.....................................      190,892        3,054,422
 Grupo Dragados SA, Madrid.............................      456,567        5,662,016
 Iberdrola SA..........................................      535,000        6,869,415
 Metrovacesa SA........................................       99,185        1,327,712
 *Puleva Biotech SA....................................      111,600                0
 Repsol SA.............................................       15,800          222,113
 Sol Melia SA..........................................        2,400           18,116
 *Terra Networks SA....................................        8,000           66,833
 Union Fenosa SA.......................................      230,000        3,597,804
                                                                       --------------
TOTAL -- SPAIN
  (Cost $36,421,721)...................................                    43,323,733
                                                                       --------------
ITALY -- (3.4%)
COMMON STOCKS -- (3.4%)
 Banca di Roma SpA.....................................    2,022,125        4,508,418
 *#Banca Popolare di Lodi Scarl........................      116,000          925,449

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

                                                            SHARES             VALUE+
                                                            ------             ------
 Banca Popolare di Milano..............................      224,400   $      787,636
 #Banca Popolare di Verona-Banco San Geminiano e San
   Prospero Scarl......................................       87,000          802,367
 #Banca Toscana........................................      607,000        2,032,718
 Buzzi Unicem SpA......................................       63,000          436,051
 #CIR SpA (Cie Industriale Riunite), Torino............      500,000          448,595
 #Cia Assicuratrice Unipol SpA.........................      113,500          380,088
 #Fiat SpA.............................................      430,789        7,155,259
 #IFIL Finanziaria Partecipazioni SpA..................      510,187        2,585,608
 Intesabci SpA.........................................    5,900,212       14,343,471
 #Italcementi Fabriche Riunite Cemento SpA, Bergamo....      378,560        2,904,908
 #Milano Assicurazioni SpA.............................      221,000          670,824
 #Parmalat Finanziaria SpA.............................      468,000        1,265,522
 Pirelli SpA...........................................      310,000          520,451
 Rinascente per l'Esercizio di Grande Magazzini SpA....      194,500          724,486
 #SAI SpA (Sta Assicuratrice Industriale), Torino......       40,000          547,984
                                                                       --------------
TOTAL -- ITALY
  (Cost $44,549,795)...................................                    41,039,835
                                                                       --------------
SWEDEN -- (2.9%)
COMMON STOCKS -- (2.9%)
 #Assidoman AB.........................................      213,850        5,144,075
 *#Billerud AB.........................................       98,699          591,232
 Electrolux AB Series B................................        4,700           67,966
 Gambro AB Series A....................................      351,000        2,250,415
 Gambro AB Series B....................................      125,700          805,918
 Holmen AB Series A....................................        6,300          137,097
 Holmen AB Series B....................................      119,200        2,660,906
 *Pergo AB.............................................            1                3
 SSAB Swedish Steel Series A...........................      129,900        1,185,437
 SSAB Swedish Steel Series B...........................       48,000          426,805
 Skandinaviska Enskilda Banken Series A................      196,000        1,724,443
 Skandinaviska Enskilda Banken Series C................        9,800           76,591
 Svenska Cellulosa AB Series A.........................       57,000        1,427,130
 Svenska Cellulosa AB Series B.........................      266,500        6,684,931
 Svenska Handelsbanken Series A........................       60,000          803,068
 Svenska Kullagerfabriken AB Series A..................       68,400        1,190,787
 #Svenska Kullagerfabriken AB Series B.................       89,700        1,599,382
 Volvo AB Series A.....................................      194,100        2,906,768
 Volvo AB Series B.....................................      373,828        5,884,313
                                                                       --------------
TOTAL -- SWEDEN
  (Cost $39,440,521)...................................                    35,567,267
                                                                       --------------
AUSTRALIA -- (2.8%)
COMMON STOCKS -- (2.8%)
 AMP, Ltd..............................................      196,190        1,944,808
 AXA Asia Pac Hldgs....................................    1,067,950        1,471,962
 #Amcor, Ltd...........................................      647,463        2,359,646
 Boral, Ltd............................................      156,700          264,067
 CSR, Ltd..............................................    1,015,797        3,529,256
 Commonwealth Bank of Australia........................       47,394          705,000
 Goodman Fielder, Ltd..................................    1,428,408        1,032,683
 Hanson P.L.C..........................................       65,823          434,792
 Lion Nathan, Ltd......................................      476,400        1,095,201
                                                            SHARES             VALUE+
                                                            ------             ------

 MIM Holdings..........................................    1,932,366   $    1,105,559
 Mirvac, Ltd...........................................      563,185        1,142,393
 Normandy Mining, Ltd..................................    1,874,216        1,559,694
 *One Tel Ltd..........................................    1,004,200           83,568
 Orica, Ltd............................................      280,460        1,006,806
 Publishing and Broadcasting, Ltd......................      156,241          822,385
 Quantas Airways, Ltd..................................    1,096,275        2,223,739
 Santos, Ltd...........................................      660,527        2,212,807
 Seven Network, Ltd....................................      225,871          815,304
 #St. George Bank, Ltd.................................      341,977        2,978,214
 Stockland Trust Group.................................      174,190          399,904
 WMC, Ltd..............................................    1,077,515        5,290,480
 Wesfarmers, Ltd.......................................       65,752        1,090,936
 Westpac Banking Corp..................................       16,304          126,648
                                                                       --------------
TOTAL COMMON STOCKS
  (Cost $32,827,828)...................................                    33,695,852
                                                                       --------------
PREFERRED STOCKS -- (0.0%)
 Village Roadshow, Ltd. 2% Class A
   (Cost $136).........................................          107               93
                                                                       --------------
RIGHTS/WARRANTS -- (0.0%)
 *AMP, Ltd. Contingent Rights
   (Cost $0)...........................................      161,533                0
                                                                       --------------
TOTAL -- AUSTRALIA
  (Cost $32,827,964)...................................                    33,695,945
                                                                       --------------
HONG KONG -- (2.6%)
COMMON STOCKS -- (2.6%)
 #Amoy Properties, Ltd.................................    4,570,500        4,629,963
 #Hang Lung Development Co., Ltd.......................    2,126,000        1,812,890
 Hysan Development Co., Ltd............................    1,761,367        1,614,889
 Kerry Properties, Ltd.................................    1,289,241        1,173,759
 New World Development Co., Ltd........................    2,269,214        1,876,817
 Shangri-La Asia, Ltd..................................    2,982,000        1,844,980
 #Sino Land Co., Ltd...................................    4,976,107        1,627,109
 Swire Pacific, Ltd. Series A..........................    1,062,000        5,161,197
 Tsim Sha Tsui Properties, Ltd.........................    1,352,000        1,066,199
 Wharf Holdings, Ltd...................................    3,776,914        8,136,415
 Wheelock and Co., Ltd.................................    3,243,000        2,640,629
                                                                       --------------
TOTAL -- HONG KONG
  (Cost $53,664,049)...................................                    31,584,847
                                                                       --------------
FINLAND -- (2.3%)
COMMON STOCKS -- (2.3%)
 Fortum Oyj............................................    1,071,385        4,892,519
 Huhtamaki Van Leer Oyj................................        9,700          285,662
 Kesko Oyj.............................................      232,100        1,907,808
 Metra Oyj Series B....................................       95,400        1,712,693
 Metsa-Serla Oyj Series B..............................      437,500        2,742,161
 Metso Oyj.............................................      171,757        1,653,255
 #Outokumpu Oyj Series A...............................      351,300        3,507,275
 #Pohjola Group Insurance Corp. Series A...............        9,200          163,106
 Stora Enso Oyj Series R...............................      547,800        6,989,622
 Upm-Kymmene Oyj.......................................      128,500        4,343,471
                                                                       --------------
TOTAL -- FINLAND
  (Cost $28,616,354)...................................                    28,197,572
                                                                       --------------
DENMARK -- (1.6%)
COMMON STOCKS -- (1.6%)
 Carlsberg A.S. Series B...............................       38,150        1,560,297
 Danisco A.S...........................................       52,630        1,880,285

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

                                                            SHARES             VALUE+
                                                            ------             ------
 Danske Bank A.S.......................................      631,253   $    9,985,345
 *#Jyske Bank A.S......................................       49,950        1,072,526
 Nordic Baltic Holding AB..............................      925,918        4,633,399
                                                                       --------------
TOTAL COMMON STOCKS
  (Cost $15,091,673)...................................                    19,131,852
                                                                       --------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Danish Krone
   (Cost $32,929)......................................                        32,810
                                                                       --------------
TOTAL -- DENMARK
  (Cost $15,124,602)...................................                    19,164,662
                                                                       --------------
BELGIUM -- (1.1%)
COMMON STOCKS -- (1.1%)
 *Banque Bruxelles Lambert VVPR........................          128                3
 Groupe Bruxelles Lambert..............................       55,500        2,877,322
 Heidelberger Zement AG................................        7,666          343,893
 Nationale a Portefeuille..............................        4,029          389,617
 Sofina SA.............................................       10,500          390,170
 Solvay SA.............................................      101,490        5,806,854
 Suez (ex Suez Lyonnaise des Eaux).....................       95,400        2,904,318
 *Suez (ex Suez Lyonnaise des Eaux) SA VVPR............       95,400              854
 Tessenderlo Chemie....................................       14,400          333,948
 #Union Miniere SA.....................................       40,200        1,559,306
                                                                       --------------
TOTAL -- BELGIUM
  (Cost $13,450,418)...................................                    14,606,285
                                                                       --------------
NORWAY -- (0.5%)
COMMON STOCKS -- (0.5%)
 #Bergesen Dy ASA Series A.............................      105,892        1,801,905
 Den Norske Bank ASA Series A..........................      589,194        2,460,323
 Norsk Hydro ASA.......................................       31,700        1,227,893
 Norske Skogindustrier ASA Series A....................       75,000        1,301,731
                                                                       --------------
TOTAL -- NORWAY
  (Cost $7,328,963)....................................                     6,791,852
                                                                       --------------
SINGAPORE -- (0.5%)
COMMON STOCKS -- (0.5%)
 Capitaland, Ltd.......................................      517,000          423,523
 City Developments, Ltd................................      214,000          563,321
 Fraser & Neave, Ltd...................................      769,000        3,107,800
 #Keppel Corp., Ltd....................................    1,502,002        2,181,961
                                                                       --------------
TOTAL -- SINGAPORE
  (Cost $8,247,047)....................................                     6,276,605
                                                                       --------------
IRELAND -- (0.5%)
COMMON STOCKS -- (0.5%)
 Allied Irish Banks P.L.C..............................      101,193        1,052,867
 Independent News & Media P.L.C........................      504,529          831,229
 Irish Permanent P.L.C.................................       80,374          899,586
 Jefferson Smurfit Group P.L.C.........................    1,559,414        3,337,153
                                                                       --------------
TOTAL -- IRELAND
  (Cost $6,577,174)....................................                     6,120,835
                                                                       --------------
                                                            SHARES             VALUE+
                                                            ------             ------

PORTUGAL -- (0.3%)
COMMON STOCKS -- (0.3%)
 Banco Espirito Santo e Comercial de Lisboa............       91,145   $    1,134,395
 Cimpor Cimentos de Portugal SA........................      100,653        1,691,640
 *Jeronimo Martins (Estabelecimentos Jeronimo Martins &
   Filho Administracao e Participacoes Financeiros
   SA).................................................       37,200          270,801
 *Portugal Telecom SA..................................       50,082          381,617
 Sonae SGPS SA.........................................      576,000          397,128
                                                                       --------------
TOTAL -- PORTUGAL
  (Cost $4,461,068)....................................                     3,875,581
                                                                       --------------
AUSTRIA -- (0.2%)
COMMON STOCKS -- (0.2%)
 Bayerische Hypo- Und Vereinsbank AG...................       47,110        1,501,689
 Voest-Alpine Stahl AG.................................       23,100          643,264
                                                                       --------------
TOTAL -- AUSTRIA
  (Cost $3,016,013)....................................                     2,144,953
                                                                       --------------
GREECE -- (0.1%)
COMMON STOCKS -- (0.1%)
 EFG Eurobank Ergasias S.A.............................       60,097          870,659
 Hellenic Petroleum S.A................................      135,530          924,714
                                                                       --------------
TOTAL -- GREECE
  (Cost $1,568,965)....................................                     1,795,373
                                                                       --------------
NEW ZEALAND -- (0.1%)
COMMON STOCKS -- (0.1%)
 Carter Holt Harvey, Ltd.
   (Cost $2,003,278)...................................    1,509,500        1,092,298
                                                                       --------------
INVESTMENT IN CURRENCY -- (0.0%)
 *New Zealand Dollar
   (Cost $16,755)......................................                        16,366
                                                                       --------------
TOTAL -- NEW ZEALAND
  (Cost $2,020,033)....................................                     1,108,664
                                                                       --------------
EMU -- (0.1%)
INVESTMENT IN CURRENCY -- (0.1%)
 *Euro Currency........................................                       840,369
                                                                       --------------
MALAYSIA -- (0.0%)
COMMON STOCKS -- (0.0%)
 *Rekapacific Berhad...................................      691,000           83,647
                                                                       --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,268,386,974)++..............................                $1,219,101,205
                                                                       ==============

--------------------------------------------------------------------------------
   +  See Note B to Financial Statements.
   #  Total or Partial Securities on Loan
   *  Non-Income Producing Securities
  ++  The cost for federal income tax purposes is $1,270,074,630.

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                       THE DFA INTERNATIONAL VALUE SERIES

                      STATEMENT OF ASSETS AND LIABILITIES

                               NOVEMBER 30, 2001
                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)

ASSETS:
Investments at Value........................................  $ 1,219,101
Collateral for Securities Loaned............................       75,536
Cash........................................................          104
Receivables:
  Dividends, Interest and Tax Reclaims......................        3,841
  Investment Securities Sold................................        9,136
  Fund Shares Sold..........................................          311
                                                              -----------
    Total Assets............................................    1,308,029
                                                              -----------

LIABILITIES:
Payables:
  Collateral on Securities Loaned...........................       75,536
  Investment Securities Purchased...........................        2,703
  Fund Shares Redeemed......................................       21,310
Accrued Expenses and Other Liabilities......................          380
                                                              -----------
    Total Liabilities.......................................       99,929
                                                              -----------

NET ASSETS..................................................  $ 1,208,100
                                                              ===========

SHARES OUTSTANDING $.01 PAR VALUE
  (Unlimited Number of Shares Authorized)...................  119,046,278
                                                              ===========

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE....  $     10.15
                                                              ===========
Investments at Cost.........................................  $ 1,268,387
                                                              ===========

NET ASSETS CONSIST OF:
Paid-in Capital.............................................  $ 1,255,309
Accumulated Net Investment Income (Loss)....................        1,292
Accumulated Net Realized Gain (Loss)........................        1,138
Accumulated Net Realized Foreign Exchange Gain (Loss).......         (237)
Unrealized Appreciation (Depreciation) of Investment
  Securities and Foreign Currency...........................      (49,286)
Unrealized Net Foreign Exchange Gain (Loss).................         (116)
                                                              -----------
    Total Net Assets........................................  $ 1,208,100
                                                              ===========

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                       THE DFA INTERNATIONAL VALUE SERIES

                            STATEMENT OF OPERATIONS

                      FOR THE YEAR ENDED NOVEMBER 30, 2001

                             (AMOUNTS IN THOUSANDS)

INVESTMENT INCOME
    Dividends (Net of Foreign Taxes Withheld of $3,348).....         $  34,193
    Interest................................................               961
    Income from Securities Lending..........................             1,481
                                                                     ---------
        Total Investment Income.............................            36,635
                                                                     ---------

EXPENSE
    Investment Advisory Services............................             2,801
    Accounting & Transfer Agent Fees........................               769
    Custodian Fees..........................................               357
    Legal Fees..............................................                12
    Audit Fees..............................................                19
    Shareholders' Reports...................................                19
    Trustees' Fees and Expenses.............................                16
    Other...................................................                98
                                                                     ---------
        Total Expenses......................................             4,091
                                                                     ---------
    NET INVESTMENT INCOME (LOSS)............................            32,544
                                                                     ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT
  SECURITIES AND FOREIGN CURRENCY
    Net Realized Gain (Loss) on Investment Securities
     Sold...................................................             4,644
    Net Realized Gain (Loss) on Foreign Currency
     Transactions...........................................              (237)
    Change in Unrealized Appreciation (Depreciation) of
      Investment Securities and Foreign Currency............          (187,094)
    Translation of Foreign Currency Denominated Amounts.....               169
                                                                     ---------

    NET GAIN (LOSS) ON INVESTMENT SECURITIES AND FOREIGN
     CURRENCY...............................................          (182,518)
                                                                     ---------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS................................................         $(149,974)
                                                                     =========

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                       THE DFA INTERNATIONAL VALUE SERIES

                      STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                                                        YEAR              YEAR
                                                                        ENDED             ENDED
                                                                      NOV. 30,          NOV. 30,
                                                                        2001              2000
                                                                     -----------       -----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
    Net Investment Income (Loss)............................         $   32,544        $   34,464
    Net Realized Gain (Loss) on Investment Securities.......              4,644            51,632
    Net Realized Gain (Loss) on Foreign Currency
      Transactions..........................................               (237)           (1,064)
    Change in Unrealized Appreciation (Depreciation) of
        Investment Securities and Foreign Currency..........           (187,094)          (89,106)
    Translation of Foreign Currency Denominated Amounts.....                169               (57)
                                                                     ----------        ----------
            Net Increase (Decrease) in Net Assets Resulting
              From Operations...............................           (149,974)           (4,131)

Distributions From:
    Net Investment Income...................................            (33,105)          (33,278)
    Net Realized Gains......................................            (53,326)         (100,340)
                                                                     ----------        ----------
        Total Distributions.................................            (86,431)         (133,618)
                                                                     ----------        ----------
Capital Share Transactions (1):
    Shares Issued...........................................            176,620           390,625
    Shares Issued in Lieu of Cash Distributions.............             86,431           133,614
    Shares Redeemed.........................................           (372,027)         (493,386)
                                                                     ----------        ----------
        Net Increase (Decrease) from Capital Share
          Transactions......................................           (108,976)           30,853
                                                                     ----------        ----------
        Total Increase (Decrease)...........................           (345,381)         (106,896)
NET ASSETS
    Beginning of Period.....................................          1,553,481         1,660,377
                                                                     ----------        ----------
    End of Period...........................................         $1,208,100        $1,553,481
                                                                     ==========        ==========

(1) SHARES ISSUED AND REDEEMED:
    Shares Issued...........................................             15,819            31,537
    Shares Issued in Lieu of Cash Distributions.............              7,470            10,630
    Shares Redeemed.........................................            (32,904)          (39,481)
                                                                     ----------        ----------
                                                                         (9,615)            2,686
                                                                     ==========        ==========

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                       THE DFA INTERNATIONAL VALUE SERIES

                              FINANCIAL HIGHLIGHTS

                 (FOR A SHARE OUTSTANDING THROUGH EACH PERIOD)

                                         YEAR             YEAR             YEAR             YEAR             YEAR
                                         ENDED            ENDED            ENDED            ENDED            ENDED
                                       NOV. 30,         NOV. 30,         NOV. 30,         NOV. 30,         NOV. 30,
                                         2001             2000             1999             1998             1997
                                      -----------      -----------      -----------      -----------      -----------
Net Asset Value, Beginning of
  Period............................  $    12.07       $    13.18       $    11.95       $    10.90       $    11.79
                                      ----------       ----------       ----------       ----------       ----------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)......        0.27             0.27             0.28             0.22             0.24
  Net Gains (Losses) on Securities
    (Realized and Unrealized).......       (1.49)           (0.31)            1.29             1.13            (0.67)
                                      ----------       ----------       ----------       ----------       ----------
  Total from Investment
    Operations......................       (1.22)           (0.04)            1.57             1.35            (0.43)
                                      ----------       ----------       ----------       ----------       ----------
LESS DISTRIBUTIONS
  Net Investment Income.............       (0.27)           (0.26)           (0.31)           (0.27)           (0.22)
  Net Realized Gains................       (0.43)           (0.81)           (0.03)           (0.03)           (0.24)
                                      ----------       ----------       ----------       ----------       ----------
  Total Distributions...............       (0.70)           (1.07)           (0.34)           (0.30)           (0.46)
                                      ----------       ----------       ----------       ----------       ----------
Net Asset Value, End of Period......  $    10.15       $    12.07       $    13.18       $    11.95       $    10.90
                                      ==========       ==========       ==========       ==========       ==========
Total Return........................      (10.75)%          (0.51)%          13.27%           12.50%           (3.84)%
Net Assets, End of Period
  (thousands).......................  $1,208,100       $1,553,481       $1,660,377       $1,720,249       $1,582,086
Ratio of Expenses to Average
  Net Assets........................        0.29%            0.29%            0.29%            0.29%            0.32%
Ratio of Net Investment Income to
  Average Net Assets................        2.32%            2.13%            2.17%            1.90%            2.09%
Portfolio Turnover Rate.............           6%               9%               6%              15%              23%

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY
                         NOTES TO FINANCIAL STATEMENTS

A. ORGANIZATION:

    The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust currently offers twenty-five series, of which The DFA International Value Series (the "Series") is presented in this report.

B. SIGNIFICANT ACCOUNTING POLICIES:

    The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America for investment companies. Such policies are consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

    1. SECURITY VALUATION: Securities held by the Series which are listed on a securities exchange are valued at the last quoted sale price. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the mean between the most recent bid and asked prices. Securities for which quotations are not readily available are valued in good faith at fair value using methods approved by the Board of Trustees.

    2. FOREIGN CURRENCY TRANSLATION: Securities and other assets and liabilities of The DFA International Value Series whose values are initially expressed in foreign currencies are translated to U.S. dollars at the mean price of such currency against U.S. dollars last quoted by a major bank. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market daily based on daily exchange rates. Exchange gains or losses are realized upon ultimate receipt or disbursement.

    The Series does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities held whether realized or unrealized.

    Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest dividends and foreign withholding taxes recorded on the books of the Series and the U.S. dollar equivalent amounts actually received or paid.

    3. FEDERAL INCOME TAXES: It is the Series' intention to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal taxes is required in the financial statements.

    4. REPURCHASE AGREEMENTS: The Series may purchase money market instruments subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Trust's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on November 30, 2001.

    5. FOREIGN MARKET RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States, including the possibility of future political and economic developments and the level of foreign government supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Series may be inhibited.

    6. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Costs used in determining realized gains and losses on the sale of investment securities are those of specific securities sold. Dividend income and distributions to shareholders are recorded on the ex-dividend date. The components of net assets may be adjusted for current period permanent book/tax differences which arose principally from differing book/tax treatments for foreign taxes on capital gains. Interest income is recorded on the accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities. Expenses directly attributable to a Series are directly charged. Common expenses are allocated using methods approved by the Board of Trustees.

    The Series may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers exiting or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Funds accrue such taxes when the related income or capital gains are earned. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales of foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

C. INVESTMENT ADVISOR:

    Dimensional Fund Advisors Inc. ("DFA" or the "Advisor") provides investment advisory services to the Series. For the year ended November 30, 2001, the Series' advisory fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.20 of 1% of average daily net assets.

    Certain officers of the Series are also officers, directors and shareholders of the Advisor.

D. PURCHASES AND SALES OF SECURITIES:

    For the year ended November 30, 2001, the Series made the following purchases and sales of investment securities other than U.S. Government Securities (amounts in thousands):

Purchases...................................................  $ 75,913
Sales.......................................................   202,800

E. INVESTMENT TRANSACTIONS:

    At November 30, 2001, gross unrealized appreciation and depreciation for federal income tax purposes of investment securities and foreign currencies was as follows (amounts in thousands):

Gross Unrealized Appreciation...............................  $ 206,635
Gross Unrealized Depreciation...............................   (257,608)
                                                              ---------
    Net.....................................................  $ (50,973)
                                                              =========

    Certain of the Series' investments are in securities considered to be "passive foreign investment companies", for which any unrealized appeciation and/or realized gains are required to be included in distributable net investment income for tax purposes. The DFA International Value Series realized gains on the sale of passive foreign investment companies of $7,580,897, which are included in distributable net investment income for tax purposes, accordingly, such gains have been reclassified from accumulated net realized gains to undistributed net investment income.

F. LINE OF CREDIT:

    The Trust, together with other DFA-advised portfolios, has entered into a $50 million unsecured line of credit with its domestic custodian bank. Each series is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million. Borrowings under the line are charged interest at the current overnight federal funds rate plus a variable rate determined at the date of borrowing. Each series is individually, and not jointly liable for its particular advances under the line. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires in June 2002. For the year ended November 30, 2001, borrowings under the line were as follows:

  WEIGHTED           WEIGHTED         NUMBER OF       INTEREST      MAXIMUM AMOUNT
   AVERAGE         AVERAGE LOAN         DAYS          EXPENSE       BORROWED DURING
INTEREST RATE        BALANCE         OUTSTANDING      INCURRED        THE PERIOD
-------------      ------------      -----------      --------      ---------------
    5.92%           $4,630,000           10            $7,621         $11,800,000

    There were no outstanding borrowings under the line of credit at November 30, 2001.

    The Trust, together with other DFA-advised portfolios, has also entered into an additional $25 million unsecured line of credit with its international custodian bank. Each portfolio is permitted to borrow, subject to investment limitations, up to a maximum of $25 million, as long as total borrowings under the line of credit do not exceed $25 million in the aggregate. In addition, the line of credit provides the Series an additional aggregate $100 million borrowing capacity under the same terms and conditions. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused line of credit. The agreement of the line of credit expires in April 2002. There were no borrowings under the line of credit with the international custodian bank for the year ended November 30, 2001.

G. SECURITIES LENDING:

    Loans of international securities are required at all times to be secured by collateral at least equal to 105% of the market value of the securities on loan. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, replace the loaned securities. Such cash collateral for November 30, 2001 was reinvested into overnight repurchase agreements with Fuji Securities, which was in turn collateralized by U.S. Government Treasury Securities. At November 30, 2001, the market value of securities on loan to brokers was $71,540,110, the related collateral cash received was $75,536,165 and the value of collateral on overnight repurchase agreements was $79,883,410.

               REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

TO THE SHAREHOLDERS OF THE SERIES AND BOARD OF TRUSTEES OF
THE DFA INVESTMENT TRUST COMPANY

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The DFA International Value
Series (one of the portfolios constituting The DFA Investment Trust Company, hereafter referred to as the "Series") at November 30, 2001, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Series' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2001 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Fort Lauderdale, Florida
January 16, 2002